Critical accounting estimates and judgements (Details) - USD ($) $ in Millions	Jun. 30, 2025		Mar. 31, 2025	Dec. 31, 2024		Jun. 30, 2024	[2]	Mar. 31, 2024	Dec. 31, 2023
Critical accounting estimates and judgements
Cash and cash equivalents	$ 531.8			$ 578.0	[1]
Cash and cash equivalents including cash equivalents classified as held for sale	533.1	[2]	$ 629.0	$ 578.0		$ 445.7		$ 333.2	$ 293.8
Cash and cash equivalents held for sale	$ 1.3

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 21).
[2]	Includes $1.3 million classified within assets held for sale as of June 30, 2025 (see note 20).